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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:   9/30/99
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Cargill Financial Services Corp.
          ---------------------------------------------
 Address:   12700 Whitewater Drive
          ---------------------------------------------
            Minnetonka, MN 55343
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-3060
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffery D. Leu
          ---------------------------------------------
 Title:        EVP CFSC
          ---------------------------------------------
 Phone:     612-984-3518
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffery D. Leu        Minnetonka, MN               2-9-2000
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:
                                         -------------------
 Form 13F Information Table Entry Total:          3
                                         -------------------
 Form 13F Information Table Value Total: $5,881,035
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF        TITLE OF                   VALUE       SHRS OR   SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          ISSUER          CLASS         CUSIP      (x$1000)     PRN AMT   PRN CALL    DISCRETION    MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lasalle Hotel Ppty      Com SH Ben Int  517942108   2,103.280    180,636   SH          Sole         CFSC        180,636
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capris Casinos  Com             464592104   1,937.860    193,786   SH          Sole         CFSC        193,786
------------------------------------------------------------------------------------------------------------------------------------
Viskase Comp Inc.       Com             92831R102   1,839.895    555,440   SH          Sole         CFSC        555,440
------------------------------------------------------------------------------------------------------------------------------------

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